Schedule of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Inventory [Line Items]
Inventories	$ 243,595	$ 235,464
Raw Materials and Material-in-Progress [Member]
Inventory [Line Items]
Inventories	119,060	115,345
Finished Cement [Member]
Inventory [Line Items]
Inventories	21,834	20,508
Gypsum Wallboard [Member]
Inventory [Line Items]
Inventories	5,839	7,741
Paperboard [Member]
Inventory [Line Items]
Inventories	7,575	8,493
Frac Sand [Member]
Inventory [Line Items]
Inventories	5,501	4,928
Aggregates [Member]
Inventory [Line Items]
Inventories	10,660	11,131
Repair Parts and Supplies [Member]
Inventory [Line Items]
Inventories	68,155	62,121
Fuel and Coal [Member]
Inventory [Line Items]
Inventories	$ 4,971	$ 5,197